Amortized Cost and Fair Value of Available for Sale Fixed Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale fixed-maturity securities, amortized cost
Due in one year or less, amortized cost	$ 1,686,024
Due after one year through five years, amortized cost	12,759,691
Due after five years through ten years, amortized cost	19,854,889
Due after ten years, amortized cost	32,607,684
Mortgage-backed securities and collateralized mortgage obligations, amortized cost	12,272,245
Total available-for-sale fixed-maturity securities, amortized cost	79,180,533	$ 72,953,379
Available-for-sale fixed-maturity securities, fair value
Due in one year or less, fair value	1,714,562
Due after one year through five years, fair value	13,454,444
Due after five years through ten years, fair value	19,656,047
Due after ten years, fair value	33,401,333
Mortgage-backed securities and collateralized mortgage obligations, fair value	12,508,082
Total available-for-sale fixed-maturity securities, fair value	$ 80,734,468	$ 79,211,785